Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The goodwill balance and changes in the carrying amount is as follows:

(In US$ millions)	December 31, 2014	December 31, 2013
Net book balance at January 1	1,200	1,320
Disposals and deconsolidations	(315)	(120)
Impairment of goodwill	(232)	—
Re-classified as assets held for sale	(49)	—
Net book balance of December 31	604	1,200

Other intangible assets
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2014			December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Favorable contracts - intangible assets
Balance at beginning of period	—	—	—	51	(49)	2
Amortization of favorable contracts	—	—	—	—	(2)	(2)
Derecognition of fully amortized contracts	—	—	—	(51)	51	—
Balance at end of period	—	—	—	—	—	—

Unfavorable contracts - intangible liabilities
Balance at beginning of period	444	(67)	377	—	—	—
Additions	—	—	—	444	—	444
Amortization of unfavorable contracts	—	(130)	(130)	—	(67)	(67)
Balance at end of period	444	(197)	247	444	(67)	377

Finite-Lived Intangible Liabilities, Future Amortization Expense
The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2015	2016	2017	2018	2019	Total
Amortization of unfavorable contracts	116	65	43	23	—	247